Consolidated Cash Flow Statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Profit after tax for the period		£ 411	£ 670	[1]
Non-cash items included in profit		61	178	[1]
Change in operating assets		728	(2,643)	[1]
Change in operating liabilities		1,032	(3,061)	[1]
Corporation taxes paid		(169)	(236)	[1]
Effects of exchange rate differences		(314)	583	[1]
Net cash flows from operating activities		1,749	(4,509)	[1]
Cash flows from investing activities
Investments in other entities	[1]		(66)
Purchase of property, plant and equipment and intangible assets		(67)	(350)	[1]
Proceeds from sale of property, plant and equipment and intangible assets		32	13	[1]
Purchase of financial assets at amortised cost and financial assets at fair value through other comprehensive income		(4,141)	(5,047)	[1]
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at fair value through other comprehensive income		4,259	1,301	[1]
Net cash flows from investing activities		83	(4,149)	[1]
Cash flows from financing activities
Issue of debt securities and subordinated notes		2,770	8,352	[1]
Issuance costs of debt securities and subordinated notes		(9)	(18)	[1]
Repayment of debt securities and subordinated notes		(4,693)	(4,601)	[1]
Repurchase of non-controlling interests and other equity instruments		(14)
Dividends paid on ordinary shares		(138)	(250)	[1]
Dividends paid on other equity instruments		(73)	(73)	[1]
Dividends paid on non-controlling interests		(18)	(18)	[1]
Net cash flows from financing activities		(2,175)	3,392	[1]
Change in cash and cash equivalents		(343)	(5,266)	[1]
Cash and cash equivalents at beginning of the period		30,969	42,229	[1]
Effects of exchange rate changes on cash and cash equivalents		3	206	[1]
Cash and cash equivalents at the end of the period		30,629	37,169	[1]
Cash and cash equivalents consist of:
Cash and balances at central banks		25,967	21,342	[1]
Less: regulatory minimum cash balances		(678)	(631)	[1]
Cash and bank balances at central banks less regulatory minimum cash balances		25,289	20,711	[1]
Net trading other cash equivalents	[1]		2,591
Net non-trading other cash equivalents		5,340	13,867	[1]
Cash and cash equivalents at the end of the period		£ 30,629	£ 37,169	[1]

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.